Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Aug. 02, 2024
Warrant liabilities:
Warrant liabilities	$ 3,293,291	$ 4,683,834	$ 4,446,779
Level 1 [Member]
Warrant liabilities:
Warrant liabilities	1,830,798	2,524,247	2,484,000
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Level 3 [Member]
Warrant liabilities:
Warrant liabilities	$ 1,462,493	$ 2,159,587	$ 1,962,779